Conseco Fund Group

                          Classes A, B, C and Y Shares

                         Supplement Dated July 27, 2000
                     to the Prospectus dated April 13, 2000
                             as revised May 22, 2000

The following disclosure replaces the information for Peter Anderson, under the heading titled "Portfolio managers of the Conseco Fund Group":

                     WITH CCM      PROFESSIONAL
FUND MANAGER          SINCE         EXPERIENCE                  FUNDS
--------------------------------------------------------------------------------
Robert L. Cook, CFA   1994    Senior member of CCM's      Conseco High Yield
Vice President                research group focusing
Portfolio Manager             on investments in the
                              gaming, lodging, leisure
                              and wireless
                              telecommunication
                              industries

                              Co-manages approximately
                              $300 million in high
                              yield total return
                              portfolios

                              Portfolio Manager for
                              other affiliated
                              investment companies

Eric D. Todd, CFA     1987    Portfolio manager for        Conseco High Yield
Vice President                collateralized bond
Portfolio Manager             obligations, which
                              encompasses $1.4 billion
                              in high yield assets and
                              $420 million in
                              investment grade assets

                              Co-manages high yield
                              total return portfolios
                              and is responsible for
                              the oversight of CCM's
                              private investment funds

                              Portfolio manager for
                              other affiliated
                              investment companies